UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Contrarian Capital Management, L.L.C.

Address:    411 West Putnam Avenue
            Suite 225
            Greenwich, CT 06830


13F File Number: 028-10718

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jon R. Bauer
Title:  Managing Member
Phone:  (203) 862-8200


Signature, Place and Date of Signing:

/s/ Jon R. Bauer               Greenwich, Connecticut        August 12, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  36

Form 13F Information Table Value Total:  $172,104
                                         (thousands)

List of Other Included Managers:

NONE

                                                    FORM 13F INFORMATION TABLE
                                                          June 30, 2010

COLUMN 1                     COLUMN  2       COLUMN 3    COLUMN 4       COLUMN 5    COLUMN 6 COLUMN 7       COLUMN 8
                              TITLE                       VALUE    SHRS OR SH/ PUT/ INVSTMNT OTHER       VOTING AUTHORITY
NAME OF ISSUER              OF CLASS          CUSIP      (X$1000)  PRN AMT PRN CALL DISCRTN  MGRS      SOLE     SHARED  NONE
AMERICAN AXLE & MFG HLDGS IN  COM             024061103   2,272    310,000  SH       SOLE    NONE     310,000
ANADARKO PETE CORP            COM             032511107     397     11,000  SH       SOLE    NONE      11,000
ANNALY CAP MGMT INC           COM             035710409   2,601    151,656  SH       SOLE    NONE     151,656
AVIS BUDGET GROUP             COM             053774105   2,062    210,000  SH       SOLE    NONE     210,000
BANK OF AMERICA CORPORATION   COM             060505104   9,967    693,580  SH       SOLE    NONE     693,580
BP PLC                        SPONSORED ADR   055622104     491     17,000  SH       SOLE    NONE      17,000
CEDAR FAIR L P                DEPOSITRY UNIT  150185106   9,390    762,179  SH       SOLE    NONE     762,179
CIT GROUP INC                 COM NEW         125581801  18,664    551,216  SH       SOLE    NONE     551,216
CITIGROUP INC                 COM             172967101  19,015  5,057,310  SH       SOLE    NONE   5,057,310
CLEAR CHANNEL OUTDOOR HLDGS   CL A            18451C109   9,096  1,047,945  SH       SOLE    NONE   1,047,945
CUMULUS MEDIA INC             CL A            231082108     675    252,829  SH       SOLE    NONE     252,829
DANA HOLDING CORP             COM             235825205   5,725    572,503  SH       SOLE    NONE     572,503
DELTA AIR LINES INC DEL       COM NEW         247361702  21,975  1,870,209  SH       SOLE    NONE   1,870,209
DIAMOND OFFSHORE DRILLING IN  COM             25271C102   1,140     18,333  SH       SOLE    NONE      18,333
DISCOVER FINL SVCS            COM             254709108   4,557    326,000  SH       SOLE    NONE     326,000
DOLLAR THRIFTY AUTOMOTIVE GP  COM             256743105   4,830    113,362  SH       SOLE    NONE     113,362
GMX RES INC                   COM             38011M108     284     43,764  SH       SOLE    NONE      43,764
HORSEHEAD HLDG CORP           COM             440694305   1,944    257,158  SH       SOLE    NONE     257,158
HOVNANIAN ENTERPRISES INC     CL A            442487203   7,780  2,114,012  SH       SOLE    NONE   2,114,012
HUDSON CITY BANCORP           COM             443683107   3,247    265,067  SH       SOLE    NONE     265,067
ISHARES INC                   MSCI GERMAN     464286806     262     14,000  SH       SOLE    NONE      14,000
MASTERCARD INC                CL A            57636Q104   2,864     14,353  SH       SOLE    NONE      14,353
NORTH AMERN ENERGY PARTNERS   COM             656844107   2,857    323,609  SH       SOLE    NONE     323,609
REDWOOD TR INC                COM             758075402     231     15,780  SH       SOLE    NONE      15,780
RSC HOLDINGS INC              COM             74972L102   1,066    172,800  SH       SOLE    NONE     172,800
RUSH ENTERPRISES INC          CL A            781846209   3,930    294,173  SH       SOLE    NONE     294,173
SPANSION INC                  COM CL A NEW    84649R200   7,126    436,901  SH       SOLE    NONE     436,901
SPDR GOLD TRUST               GOLD SHS        78463V107   9,360     76,921  SH       SOLE    NONE      76,921
TERRA NOVA RTY CORP           COM             88102D103   2,128    255,514  SH       SOLE    NONE     255,514
TIME WARNER CABLE INC         COM             88732J207   4,414     84,749  SH       SOLE    NONE      84,749
TOLL BROTHERS INC             COM             889478103   1,375     84,060  SH       SOLE    NONE      84,060
TOWN SPORTS INTL HLDGS INC    COM             89214A102     633    275,231  SH       SOLE    NONE     275,231
U S G CORP                    COM NEW         903293405   5,700    471,865  SH       SOLE    NONE     471,865
VERISK ANALYTICS INC          CL A            92345Y106   1,196     40,000  SH       SOLE    NONE      40,000
WASTE MGMT INC DEL            COM             94106l109   2,698     86,218  SH       SOLE    NONE      86,218
WINN DIXIE STORES INC         COM NEW         974280307     150     15,511  SH       SOLE    NONE      15,511

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